Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000008596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008596 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000008596 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000008596 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008596 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008596 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008596 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000008596 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008596 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008596 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008597 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000008597 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000008597 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008597 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008597 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008597 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000008597 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008597 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008597 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000008598 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[3]
C000008598 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[3]
C000008598 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[3]
C000008598 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[3]
C000008598 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[3]
C000008598 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[3]
C000008598 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[3]
C000008599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000008599 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[4]
C000008599 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%	[4]
C000008599 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%	[4]
C000008599 [Member] | Health Care Equipment And Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[4]
C000008599 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4]
C000008599 [Member] | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4]
C000008599 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000008612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000008612 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[5],[6]
C000008612 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[5]
C000008612 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[5]
C000008612 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[5]
C000008612 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[5]
C000008612 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[5]
C000008612 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000008612 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5]
C000008612 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000008612 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000008612 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[5]
C000008612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[5]
C000008612 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[5]
C000008613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000008613 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[7],[8]
C000008613 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%	[7]
C000008613 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[7]
C000008613 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[7]
C000008613 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[7]
C000008613 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.80%	[7]
C000008613 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000008613 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[7]
C000008613 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000008613 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000008613 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000008613 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000008613 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[7]
C000008616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[9]
C000008616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[9]
C000008616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[9]
C000008616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[9]
C000008616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[9]
C000008616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9]
C000008616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[9]
C000008616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000008616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9]
C000008616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000008616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000008616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000008616 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[9]
C000008616 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9]
C000008617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[10]
C000008617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[10]
C000008617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%	[10]
C000008617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[10]
C000008617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[10]
C000008617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[10]
C000008617 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[10]
C000008617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[10]
C000008617 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000008617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000008617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000008617 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[10]
C000008617 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[10]
C000008617 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[10]
C000008618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[11]
C000008618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[11]
C000008618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[11]
C000008618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[11]
C000008618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[11]
C000008618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000008618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[11]
C000008618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000008618 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000008618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[11]
C000008618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[11]
C000008618 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000008618 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[11]
C000008618 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000008619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
C000008619 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[12]
C000008619 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[12]
C000008619 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[12]
C000008619 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[12]
C000008619 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[12]
C000008619 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[12]
C000008619 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[12]
C000008619 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[12]
C000008619 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[12]
C000008619 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[12]
C000008619 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[12]
C000008619 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[12]
C000008619 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[12]
C000141206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[13]
C000141206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%	[13]
C000141206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[13]
C000141206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[13]
C000141206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[13]
C000141206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000141206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[13]
C000141206 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[13]
C000141206 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000141206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[13]
C000141206 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[13]
C000141206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000141206 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[13]
C000141206 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000008622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008622 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000008622 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008622 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000008622 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008622 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000008622 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008622 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000008623 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000008623 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000008623 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008623 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[15]
C000008623 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008623 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008626 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
C000008626 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[16]
C000008626 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[16]
C000008626 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[16]
C000008626 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[16]
C000008626 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[16]
C000008626 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[16]
C000008626 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000008626 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000008626 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000008626 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[16]
C000008626 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000008626 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[16]
C000008627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[17]
C000008627 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%	[17]
C000008627 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[17]
C000008627 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[17]
C000008627 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[17]
C000008627 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[17]
C000008627 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[17]
C000008627 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000008627 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000008627 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000008627 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[17]
C000008627 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000008627 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)	[17]
C000008628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
C000008628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[18]
C000008628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[18]
C000008628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[18]
C000008628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[18]
C000008628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[18]
C000008628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[18]
C000008628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[18]
C000008628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[18]
C000008628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[18]
C000008628 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[18]
C000008628 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000008629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[19]
C000008629 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%	[19]
C000008629 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[19]
C000008629 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[19]
C000008629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%	[19]
C000008629 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[19]
C000008629 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[19]
C000008629 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000008629 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%	[19]
C000008629 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000008629 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[19]
C000008629 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[19]
C000008630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000008630 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000008630 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008630 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008630 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008630 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%	[21]
C000008630 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008630 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000008630 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008630 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000008631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000008631 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000008631 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000008631 [Member] | Asset And Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008631 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008631 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%	[23]
C000008631 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000008631 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000008631 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008631 [Member] | Senior Floating Rate Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000008634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
C000008634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[24]
C000008634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[24]
C000008634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[24]
C000008634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[24]
C000008634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000008634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[24]
C000008634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000008634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000008634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[24]
C000008634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[24]
C000008634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[24]
C000008634 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24],[25]
C000008634 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[24]
C000008635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
C000008635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[26]
C000008635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[26]
C000008635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[26]
C000008635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[26]
C000008635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[26]
C000008635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[26]
C000008635 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000008635 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[26]
C000008635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[26]
C000008635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[26]
C000008635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[26]
C000008635 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26],[27]
C000008635 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[26]
C000221440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
C000221440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%	[28]
C000221440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[28]
C000221440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[28]
C000221440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[28]
C000221440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000221440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%	[28]
C000221440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[28]
C000221440 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[28]
C000221440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[28]
C000221440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[28]
C000221440 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[28]
C000221440 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28],[29]
C000221440 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[28]
C000008636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
C000008636 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[30]
C000008636 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[30]
C000008636 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[30]
C000008636 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[30]
C000008636 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[30]
C000008636 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[30]
C000008636 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[30]
C000008636 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[30]
C000008636 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[30]
C000008636 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[30]
C000008636 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[30]
C000008636 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[30]
C000008636 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[30]
C000008637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[31]
C000008637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%	[31]
C000008637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%	[31]
C000008637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[31]
C000008637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[31]
C000008637 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[31]
C000008637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[31]
C000008637 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[31]
C000008637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[31]
C000008637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[31]
C000008637 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[31]
C000008637 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000008637 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[31]
C000008637 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[31]
C000249287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
C000249287 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[32]
C000249287 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[32]
C000249287 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[32]
C000249287 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[32]
C000249287 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[32]
C000249287 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[32]
C000249287 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[32]
C000249287 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[32]
C000249287 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[32]
C000249287 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[32]
C000249287 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[32]
C000249287 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[32]
C000249288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[33]
C000249288 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[33]
C000249288 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%	[33]
C000249288 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[33]
C000249288 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%	[33]
C000249288 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[33]
C000249288 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[33]
C000249288 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[33]
C000249288 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[33]
C000249288 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[33]
C000249288 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000249288 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[33]
C000249288 [Member] | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)	[33]

[1]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[2]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[3]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[4]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[5]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[6]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[7]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[8]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[9]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[10]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[11]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[12]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[13]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[14]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[15]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[16]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[17]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[18]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[19]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[20]	Percentage rounds to zero.
[21]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[22]	Percentage rounds to zero.
[23]	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
[24]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[25]	Percentage rounds to zero.
[26]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[27]	Percentage rounds to zero.
[28]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[29]	Percentage rounds to zero.
[30]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[31]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[32]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
[33]	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.